FINANCIAL ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2023
FINANCIAL ASSETS AND LIABILITIES
FINANCIAL ASSETS AND LIABILITIES
5. FINANCIAL ASSETS AND LIABILITIES

Accounting policy:

Measurement of financial assets and liabilities

The Company initially measures a financial asset at its fair value plus (in case of a financial asset that is not measured at fair value through profit or loss) transaction costs, except for those measured at amortized cost and maintained within a business model with the goal of obtaining contractual cash flows that meet the principal and interest only criterion.

Debt financial instruments are subsequently measured at fair value through profit or loss, amortized cost or fair value through other comprehensive income.

The classification is based on two criteria: (i) the Company's business model for managing the assets; and (ii) whether the contractual cash flows from the instruments represent only principal and interest payments on the outstanding principal amount.

The Company recognizes its financial assets at amortized cost for financial assets held within a business model with the objective of obtaining contractual cash flows that satisfy the “Principal and Interest” criterion. This category includes trade receivables, cash and cash equivalents, receivables from related parties, other financial assets, dividends and interest on equity receivable, and other financial assets.

Purchases or sales of financial assets that require the delivery of assets within a period established by regulation or market convention (regular trades) are recorded on the trade date, i.e., the date on which the Company enters into an agreement to buy or sell the asset.

Financial assets are derecognized when the rights to receive cash flows from these assets have expired or when the Company has transferred substantially all risks and rewards associated with ownership.

Financial liabilities are categorized based on whether they are measured at amortized cost or fair value through profit or loss. A financial liability is categorized as measured at fair value through profit or loss if it is held for trading, is a derivative, or was designated as such upon initial recognition. Financial liabilities are measured at fair value and the net result, including interest, is included in finance results. Other financial liabilities are subsequently measured using the effective interest method at their amortized cost. Interest expense and foreign exchange gains and losses are accounted for in the financial result.

The Company derecognizes a financial liability when its contractual obligations are discharged, cancelled, or expired, or when its terms are modified and the cash flows of the modified liability are materially different, in which case a new financial liability is recognized at fair value based on the modified terms. Any gain or loss on derecognition is accounted for in profit or loss.

The Company's financial assets and liabilities are as follows:

	Note	12/31/2023	12/31/2022
Assets
Fair value through profit or loss
Cash and cash equivalents	5.2	3,298,142	1,134,030
Marketable securities	5.3	3,503,961	22,099,766
Derivative financial instruments	5.6	2,546,799	4,151,752
Other financial assets		3,113	89,238
		9,352,015	27,474,786
Amortized cost
Cash and cash equivalents	5.2	11,360,339	12,167,686
Trade receivables	5.7	3,444,636	3,927,542
Restricted cash	5.3	203,252	139,933
Receivables from related parties	5.8	340,091	476,542
Sectorial financial assets	5.10	548,700	342,333
Dividends and interest on equity receivable	17	255,777	161,147
		16,152,795	17,215,183
Total		25,504,810	44,689,969
Liabilities
Amortized cost
Loans, borrowings and debentures		(33,952,162)	(21,620,197)
Trade payables	5.9	(4,184,525)	(4,379,851)
Consideration payable		(203,094)	(223,960)
Other financial liabilities (i)		(476,895)	(954,547)
Leases	5.5	(5,275,794)	(3,532,158)
Railroad concession payable	13	(3,565,373)	(3,351,410)
Related parties payable	5.8	(323,238)	(387,736)
Dividends payable	17	(549,054)	(892,006)
Sectorial financial liabilities	5.10	(1,810,698)	(1,616,616)
Installment of tax debts	14	(217,348)	(208,760)
		(50,558,181)	(37,167,241)
Fair value through profit or loss
Loans, borrowings and debentures		(22,952,492)	(31,367,019)
Derivative financial instruments	5.6	(3,415,145)	(5,290,932)
		(26,367,637)	(36,657,951)
Total		(76,925,818)	(73,825,192)

(i)	The Company's subsidiaries have operations that seek ways to improve working capital efficiency and generally negotiate the extension of payment terms with their suppliers and enter into structured payment agreements (also known as reverse factoring or cashed risk) with third-party intermediaries, such as financial institutions.
On December 31, 2023, Rumo and Moove had advanced R$342,276 and R$175 (R$817,869 and R$64,099 on December 31, 2022), respectively. The counterparties for these transactions were first-rate banks, lending at an average rate of of 12.42% p.a. (14.53% p.a. on December 31, 2022) for Rumo and CDI + 2.5% p.a. (CDI + 2.5% p.a. on December 31, 2022) for Moove. The average term of these operations, which are recorded at present value at the previously mentioned rate, is around 111 and 103 days (109 and 102 days on December 31, 2022), respectively. The financial charges embedded in the transaction are recorded in the financial result, totaling R$95,356 for fiscal year ending December 31, 2023 (R$96,752 on December 31, 2022).
The settlement flow of the balance of credits assigned by suppliers to financial agents is classified in the statement of cash flows as operating activities as this more accurately reflects the cash expenditure from the perspective of the Company's operations.
5.1. RESTRICTIVE CLAUSES

The Company and its subsidiaries are required to comply with the following financial clauses per the terms of the main loan lines:

Company	Debt	Triggers	Ratios
Cosan Corporate
Cosan S.A.	* 1st issue debenture	Net debt (i) / EBITDA (ii) cannot exceed 4.0x	2.42
Cosan Luxembourg S.A.	* Senior Notes 2027	Proforma net debt (iv) / pro forma EBITDA (iv) cannot exceed 3.5x	2.00
	* Senior Notes 2029
	* Senior Notes 2030
Compass
Comgás S.A.	* 4th issue debenture	Short-term debt / total debt (iii) cannot exceed 0.6x	0.17
Comgás S.A.	* Debenture 4th to 9th issues	Net debt (i) / EBITDA (ii) cannot exceed 4.0x	1.32
	* BNDES
	* Resolution 4131
Sulgás	* BNDES	Net debt (i) / EBITDA (ii) cannot exceed 3.5x	(0.02)
		General indebtedness ratio (Total liabilities / Total liabilities + Shareholders' equity) may not exceed 0.8	0.69
Moove
MLH	*Syndicated Loan	Net debt (i) / EBITDA (ii) cannot exceed 3.5x at the end of each quarter	1.13
		ICSD (x) cannot be less than 2.5x at the end of each quarter	5.25
Rumo
Rumo S.A.	* Debenture (11th, 12th, 13th and 14th) (viii)	ICJ (ix) = EBITDA(ii) / Financial result(v) cannot be less than 2.0x	3.84
	* ECA
Rumo S.A.	* NCE	Net debt (i) / EBITDA (ii) cannot exceed 3.5x	1.81
	* ECA
Rumo Luxembourg S.à r.l.	* Senior Notes 2028(vi)	Net debt (i) / EBITDA (ii) cannot exceed 3.5x	1.81
	* Senior Notes 2032(vii)
	* Debentures (vii)
Brado	* NCE	Net debt (i) / EBITDA (ii) cannot exceed 3.3x	1.18

(i)	Net debt is composed of current and non-current debt, financing and debentures, obligations with preferred shareholders in subsidiaries (“Gross Debt”), net of cash and cash equivalents, marketable securities and derivative financial instruments on debt.
(ii)	Corresponds to the EBITDA accumulated over the previous twelve months.
(iii)	Total debt is the sum of current and non-current loans, borrowings and debentures, and current and non-current derivative financial instruments.
(iv)	Net debt and EBITDA Proforma, including the equivalent of 50% of the joint venture financial information as determined in the contracts. Net debt and EBITDA Proforma are a non-GAAP measure. EBITDA Proforma corresponds to the accumulated period of the last 12 months. For senior Notes covenants the values of unrestricted subsidies are excluded.
(v)	The financial result of net debt is represented by the cost of net debt.
(vi)	Senior Notes due 2028 was the first green issuance in the Latin American freight rail sector. The subsidiary Rumo is committed to using the resources to fully or partially finance ongoing and future projects that contribute to the promotion of a resource-efficient, low-carbon transport sector in Brazil. Eligible projects include "acquisition, replacement, and modernization of rolling stock," "Infrastructure for duplication of railway sections, new yards, and yard extensions," and "railway modernization." The subsidiary publishes an annual report detailing the progress of projects, which is available on the investor relations page.
(vii)	Senior Notes due 2032 was an issue of Sustainability-Linked Bonds (SLBs), with the following sustainable targets: reduction of 17.6% by 2026 in greenhouse gas emissions per Ton per useful kilometer (“TKU”) with the base date of December 2020 as the starting point. The company is subject to a step-up of 25 basis points from July 2027 if it does not reach this target, which would increase the interest rate to 4.45% p.a..
(viii)	The 11th, 12th and 13th issues debentures have a contractual leverage ratio limited to 3.0x. However, they have a prior consent (waiver) that allows the broadcaster to extrapolate this index up to the limit of 3.5x until December 31, 2027.
(ix)	Interest Coverage Ratio (Índice de Cobertura de Juros) (“ICJ”).
(x)	Debt Service Coverage Ratio (Índice de Cobertura do Serviço da Dívida) (“ICSD”).
5.2. CASH AND CASH EQUIVALENTS

Accounting policy:

Cash and cash equivalents consist of cash on hand, demand deposits, and highly liquid investments with maturities of three months or less from the date of acquisition and are subject to an insignificant risk of change in value.

	12/31/2023	12/31/2022
Cash and bank accounts	209,479	307,819
Savings account	431,011	974,198
Financial Investments	14,017,991	12,019,699
	14,658,481	13,301,716

Financial investments include the following:

	12/31/2023	12/31/2022
Applications in investment funds
Repurchase Agreements (i)	3,259,210	1,181,280
Other investments	38,932	123,052
	3,298,142	1,304,332
Applications in banks
Repurchase agreements	616,633	96,841
Certificate of bank deposits - CDB	9,807,983	10,396,376
Other	295,233	222,150
	10,719,849	10,715,367
	14,017,991	12,019,699

(i)	The repurchase agreements are allocated to the WG Renda Fixa Crédito Privado Fundo de Investimento (“WG”), which was created in the form of an open ended fund and is managed by Itaú Unibanco Asset Management Ltda. (“Itaú Asset”). The fund's portfolio is composed of investments in public bonds and repurchase agreements backed by federal public bonds.
The Company’s onshore financial investments bear interest at rates approximating 100% of the Brazilian interbank offered rate (Certificado de Depósito Interbancário, or "CDI") as of December 31, 2023, and December 31, 2022. Offshore financial investments are remunerated at rates around 100% of the Fed funds (Federal Reserve System). The sensitivity analysis of interest rate risks is in 5.12.
5.3. MARKETABLE SECUITIES AND RESTRICTED CASH

Accounting policy:

The valuation and classification of marketable securities are based on their fair value, as determined by the financial result. Securities consist of all equity instruments with readily ascertainable fair values. The fair values of equity instruments are deemed readily determinable if the securities are listed or if a current market value or fair value can be determined even without a direct listing (for example, prices of shares in mutual funds).

Restricted cash is measured and classified at amortized cost, with an average maturity of between two and five years for government bonds, but they can be redeemed quickly and are subject to an insignificant risk of change in value.

	12/31/2023	12/31/2022
Marketable securities
Financial investment in listed entities (i)	—	19,586,193
Government securities (ii)	3,107,813	2,059,325
Certificate of bank deposits (CDB)	300,142	363,145
ESG Funds	96,006	91,103
	3,503,961	22,099,766
Current	3,407,955	2,422,470
Non-current	96,006	19,677,296
Total	3,503,961	22,099,766
Restricted cash
Securities pledged as collateral	203,252	139,933
	203,252	139,933
Current	7,860	8,024
Non-current	195,392	131,909
Total	203,252	139,933

(i)	After obtaining significant influence in Vale S.A, the balances of financial assets were transferred to investments in subsidiaries and associates. See more details in note 1.3.
(ii)	The sovereign debt securities declared interest linked to the Special System of Liquidation and Custody (Sistema Especial de Liquidação e Custódia), or “SELIC”, with a yield of approximately 100% of the CDI.

5.4. LOANS, BORROWINGS AND DEBENTURES

Accounting policy:

Initial measurement is at fair value, net of transaction costs, and subsequent measurement is at amortized cost.

When the obligation specified in the contract is satisfied, canceled, or expires, they are derecognized. The difference between the carrying amount of a financial liability that has been extinguished or transferred to another party and the consideration paid, including any non-monetary assets transferred or liabilities assumed, is recorded as other financial revenue or expense in the profit or loss.

Classified as current liabilities unless there is an unconditional right to defer settlement for at least one year after the date of the statement of financial position.

Initial measurement of financial guarantee contracts issued by the Company is at fair value, and if not designated at fair value in the finance result, the financial guarantee contracts are subsequently measured at the higher amount of:

i. the amount of the obligation under the contract; and

ii. the amount initially recognized less, as applicable, the accumulated amortization recognized according to revenue recognition policies.

a) Composition

	Finance Charges			Consolidated
Description	Index	Currency	Annual interest rate	12/31/2023	12/31/2022	Maturity	Objective	Segments
Secured
Resolution 4131
	Prefixed	Euro	—	—	868,367	Oct-24	Investments	Cosan Corporate
	Prefixed	Yen	—	—	578,708	Oct-24	Investments	Cosan Corporate
	Prefixed	Euro	3.20%	860,658	2,009,452	Oct-25	Investments	Cosan Corporate
	Prefixed	Yen	0.25%	602,487	1,338,697	Oct-25	Investments	Cosan Corporate
	Prefixed	Euro	3.40%	1,954,022	1,966,061	Oct-26	Investments	Cosan Corporate
	Prefixed	Yen	0.25%	1,135,226	1,309,330	Oct-26	Investments	Cosan Corporate
	Prefixed	Euro	3.56%	812,496	816,172	Oct-27	Investments	Cosan Corporate
	Prefixed	Yen	0.25%	470,951	543,160	Oct-27	Investments	Cosan Corporate
BNDES	URTJLP	Real	8.60%	2,210,390	2,221,900	Jul-31	Investments	Rumo
	Prefixed	Real	6.00%	128,494	280,919	Dec-24	Investments	Rumo
	Prefixed	Real	3.50%	29	378	Jan-24	Investments	Rumo
	IPCA + 5.74%	Real	10.42%	295,058	—	Dec-36	Investments	Compass
	IPCA + 6.01%	Real	10.71%	304,276	—	Dec-36	Investments	Compass
	99.98% of CDI	Real	7.82%	1,547,664	1,653,501	Jun-34	Investments	Compass
	IPCA + 4.10%	Real	8.71%	112,946	131,885	Apr-29	Investments	Compass
	IPCA + 5.74%	Real	10.42%	598,752	544,925	Dec-36	Investments	Compass
Export credit note	CDI + 1.03%	Real	15.39%	78,965	98,003	Feb-26	Investments	Rumo
	CDI + 2.25%	Real	15.16%	60,774	62,760	May-26	Investments	Rumo
	CDI + 2.20%	Real	14.20%	30,252	—	Mar-26	Capital management	Rumo
	CDI + 2.07%	Real	14.85%	52,101	50,467	Mar-25	Capital management	Rumo
	CDI + 0.80%	Real	-	—	355,770	Dec-23	Investments	Rumo
	SOFR + 1.30%	Dollar	6.65%	487,544	—	Jan-25	Investments	Rumo
Bank credit note	IPCA	Real	5.41%	954,205	806,028	Jan-48	Investments	Rumo
Debentures	CDI + 1.79%	Real	13.65%	753,435	754,785	Jun-27	Investments	Rumo
	CDI + 1.30%	Real	13.10%	759,390	759,175	Oct-27	Investments	Rumo
	IPCA + 4.77%	Real	9.41%	773,556	632,440	Jun-31	Investments	Rumo
Export Credit Agency (“ECA”)	Euribor + 0.58%	Euro	4.52%	48,849	68,455	Sep-26	Investments	Rumo
	IPCA + 4.10%	Real	10.63%	140,016	73,717	Jan-30	Investments	Compass
				15,172,536	17,925,055
Unsecured
	Prefixed	Pound	-	—	125,707	Dec-23	Investments	Moove
Resolution 4131	Prefixed	Dollar	5.50%	31,920	45,124	Mar-25	Investments	Moove
	Prefixed	Dollar	-	—	395,285	May-23	Investments	Compass
	Prefixed	Dollar	2.13%	943,486	1,000,957	Feb-25	Investments	Compass
	Prefixed	Dollar	4.04%	734,191	—	May-26	Investments	Compass
	Prefixed	Dollar	1.36%	362,774	377,705	Feb-24	Investments	Compass
Perpetual Notes	Prefixed	Dollar	8.25%	2,451,160	2,641,732	Nov-40	Acquisition	Cosan Corporate
Senior Notes Due 2027	Prefixed	Dollar	7.00%	2,016,330	3,587,265	Jan-27	Acquisition	Cosan Corporate
Senior Notes Due 2028	Prefixed	Dollar	5.25%	2,178,449	2,196,083	Jan-28	Acquisition	Rumo
Senior Notes Due 2029	Prefixed	Dollar	5.50%	3,622,922	3,953,564	Sep-29	Acquisition	Cosan Corporate
Senior Notes Due 2030	Prefixed	Dollar	7.50%	2,642,023	—	Jun-30	Capital management	Cosan Corporate
Senior Notes Due 2032	Prefixed	Dollar	4.20%	2,066,885	2,124,051	Jan-32	Acquisition	Rumo
Prepayment	3M Libor + 1.00%	Dollar	-	—	104,667	Oct-23	Capital management	Moove
	1.27%	Dollar	-	—	151,871	Jul-23	Capital management	Moove
Debentures	IPCA + 4.68%	Real	9.32%	396,201	518,680	Feb-26	Investments	Rumo
	IPCA + 4.50%	Real	9.13%	1,596,910	1,523,382	Jun-31	Investments	Rumo
	IPCA + 3.60%	Real	8.19%	413,881	367,476	Dec-30	Capital management	Rumo
	CDI + 2.65%	Real	14.61%	1,208,141	1,819,837	Aug-25	Investments	Cosan Corporate
	IPCA + 6.80%	Real	11.53%	1,004,762	893,852	Apr-30	Investments	Rumo
	IPCA + 3.90%	Real	8.50%	1,113,820	1,048,252	Oct-29	Investments	Rumo
	IPCA + 5.73%	Real	10.41%	551,709	537,261	Oct-33	Investments	Rumo
	IPCA + 4.00%	Real	8.61%	1,077,141	941,203	Dec-35	Investments	Rumo
	IPCA + 4.54%	Real	9.17%	254,232	80,987	Jun-36	Investments	Rumo
	IPCA + 5.99%	Real	10.69%	470,177	435,780	Jun-32	Investments	Rumo
	IPCA + 5.76%	Real	10.45%	753,439	—	Aug-29	Investments	Rumo
	IPCA + 6.18%	Real	10.88%	749,252	—	May-33	Investments	Rumo
	IPCA + 5.87%	Real	-	—	907,366	Dec-23	Investments	Compass
	IPCA + 4.33%	Real	8.95%	554,147	523,837	Oct-24	Investments	Compass
	IGPM + 6.10%	Real	6.10%	359,639	372,171	May-28	Investments	Compass
	CDI + 1.90%	Real	13.77%	1,117,966	1,120,577	May-32	Investments	Cosan Corporate
	CDI + 1.50%	Real	13.32%	406,471	407,308	May-28	Investments	Cosan Corporate
	CDI + 1.95%	Real	13.83%	735,565	824,866	Aug-24	Investments	Compass
	CDI + 1.45%	Real	13.27%	399,457	399,616	Dec-26	Investments	Compass
	CDI + 1.55%	Real	13.38%	1,764,022	—	Nov-30	Investments	Compass
	109.20% of CDI	Real	9.78%	550,342	491,153	Aug-31	Investments	Compass
	IPCA + 7.36%	Real	12.12%	80,960	114,014	Dec-25	Investments	Compass
	IPCA + 5.22%	Real	9.88%	533,854	467,841	Aug-36	Investments	Compass
	CDI + 1.65%	Real	13.49%	784,475	787,519	Aug-28	Capital management	Cosan Corporate
	CDI + 2.40%	Real	14.33%	1,020,673	—	Apr-28	Capital management	Cosan Corporate
	CDI + 2.40%	Real	14.33%	998,542	—	Jun-28	Capital management	Cosan Corporate
	CDI + 2.00%	Real	13.88%	942,011	946,379	Aug-31	Capital management	Cosan Corporate
	CDI + 1.80%	Real	13.66%	1,260,684	—	Jan-31	Capital management	Cosan Corporate
	IPCA + 5.75%	Real	10.43%	412,478	394,008	Aug-31	Capital management	Cosan Corporate
Working capital	CDI + 1.60%	Real	-	—	100,170	Jun-23	Capital management	Moove
	SOFR + 1.50%	Dollar	1.50%	2,175,107	2,334,615	May-27	Acquisition	Moove
Commercial bank notes	CDI + 1.75%	Real	13.60%	547,755	—	Dec-28	Capital management	Cosan Corporate
	CDI + 1.80%	Real	13.66%	448,165	—	Jan-31	Capital management	Cosan Corporate
				41,732,118	35,062,161

Total				56,904,654	52,987,216

Current				4,882,398	4,542,205
Non-current				52,022,256	48,445,011

For debts linked to derivatives, the effective rates are shown in the explanatory note 5.6.

To calculate the average rates, on an annual basis, the average annual CDI rate of 11.65% p.a. was considered. (13.65% p.a. As of December 31, 2022) and TJLP of 6.55% p.a. (7.20% p.a. as of December 31, 2022).

All debts with maturity dates denominate in foreign currency are hedged against foreign exchange risk through derivatives (note 5.6), except for perpetual notes.

Loans, borrowings and debentures that are classified as non-current have the following maturities:

	12/31/2023	12/31/2022
1 to 2 years	4,800,498	4,534,638
2 to 3 years	6,255,752	6,663,907
3 to 4 years	6,626,698	5,631,841
4 to 5 years	7,554,468	8,550,932
5 to 6 years	8,143,128	4,836,087
6 to 7 years	6,777,099	6,527,516
7 to 8 years	2,599,593	2,180,672
Over 8 years	9,265,020	9,519,418
	52,022,256	48,445,011

b) Movement

Balance as of January 1, 2022	45,659,037
Business combination	12,825
Proceeds	23,886,960
Repayment of principal	(15,278,378)
Payment of interest	(3,441,978)
Interest, exchange rate and fair value	2,148,750
Balance as of December 31, 2022	52,987,216
Proceeds	12,785,628
Repayment of principal	(8,054,763)
Payment of interest	(3,552,292)
Payment of interest on work in progress	(288,569)
Interest, exchange rate and fair value	3,027,434
Balance as of December 31, 2023	56,904,654

c) Guarantees

The subsidiary Rumo has entered into financing contracts with development banks, intended for investments with a bank guarantee, according to each contract, with an average cost of 0.70% p.a. or by real guarantees (assets) and escrow. The balance of bank guarantees contracted was R$3,120,034 on December 31, 2023 (R$3,037,453 as of December 31, 2022).

The subsidiary CLI has a bank guarantee for a loan from Cosan Lubrificantes S.R.L. (“Moove Argentina”), with an average annual cost of 0.18%, and guarantee with top-tier banks for payment to third parties, with an average annual cost of 3.90%. As of December 31, 2023, the balance of contracted guarantees was R$31,931 (R$44,813 as of December 31, 2022).

The subsidiary Cosan Oito has loans in foreign currency (Resolution 4,131) with top banking institutions, which are guaranteed by 100% of the Vale shares that are in the Collar structure.

d) Unused lines of credit

As of December 31, 2023, the Company had credit lines with banks rated AA, which were not used, in the amount of R$2,102,756 (R$3,052,287 as of December 31, 2022). The use of these lines of credit is subject to certain contractual conditions.

e) Offset of assets and liabilities

INTERNALIZATION OF SENIOR NOTES 2030

In June 2023, the Company, through its subsidiary Cosan Luxembourg S.A. (“Cosan Lux”), carried out an offering of senior notes in the amount of US$550,000 thousand with a coupon of 7.50% and maturing in 2030 (“Senior Notes 2030”).

On September 29, 2023, the Company internalized the remaining resources arising from this debt, through the issuance of debentures by Cosan S.A., referenced in US dollars in the amount of R$1,491 million (equivalent to US$ 300,000 thousand), with coupon annual rate of 16.04% p.a. for first interest payment and 8.02% p.a. for the others. In return, Cosan Luxembourg contracted a Total Return Swap (“TRS”) with the same amount and counterparty in US dollars, with semi-annual payment frequency and annual remuneration of 15.52% p.a. for the first interest remuneration and 7.50% p.a. for the others, which has the 7th issue of the debenture as the underlying asset.

INTERNALIZATION OF SENIOR NOTES 2029

In July 2019, Cosan Limited (“Cosan Limited”) held a senior Notes offer for a total volume of US$750,000, equivalent to R$4,147,650, with a coupon of 5.5% and expiry date 2029 (“Bond 2029”).

The Company carried out the reverse incorporation of Cosan Limited, approved in January 2021, being certain that the Company succeeded Cosan Limited in all rights and obligations arising, as amended in the First Supplemental Indenture, dated February 2021.

Subsequently, the Company ceded its rights and obligations to Cosan Luxembourg ("Cosan Lux") pursuant to the Second Supplemental Indenture, dated May 2022, in conjunction with the Third Supplemental Indenture, dated July 2022. In the assignment of rights, the Company and Cosan Lux signed a mutual contract (July 2022), with the commitment of payment by the Company in the amount of interest and principal, exactly equal to Bond 2029. Two additions were made, where the Company prepaid US$30,000 thousand, equivalent to R$164,250, and US$121,313 thousand, equivalent to R$641,090, made in July and August 2022, respectively. The balance of the main contract was US$ 598,687 thousand, equivalent to R$2,919,557.

On December 2023 the Company carried out the internalization operation with Banco Santander acquiring a position in a Total Return Swap ("TRS") with Banco Santander (Brazil) S.A. Grand Cayman Branch ("Santander Cayman"), which will have as underlying asset foreign exchange debentures, referenced in U.S.$, issued by the Company, in the amount of US$598,000 thousand, equivalent to R$2,919,557, pursuant to CVM Resolution 160 ("Debentures")which were fully subscribed by Banco Santander (Brazil) S.A. ("Santander"), and with this the total liquidation of the intercompany was carried out, remitting the recourse to Cosan Lux, and acquiring the position of TRS.

Since the Company has the legally enforceable right to offset the amounts and have the intention to settle them simultaneously, for consolidation purposes, the Company made the compensation in the financial position of the asset related to the contracting of TRS with the debt liability arising from the debentures, presenting them at net value, and their respective impacts on the income statement. In this way, sensitivity analysis is also not performed because both transactions have no risk to the Company.

	Consolidated
	Gross value	Compensated amount	Net value
TRS (Notional)	4,347,487	(4,347,487)	—
TRS (Interest)	6,704	(6,704)	—
	4,354,191	(4,354,191)	—

Debentures (principal and exchange rate variation) (i)	(4,347,487)	4,347,487	—
Debentures (interest)	(6,704)	6,704	—
	(4,354,191)	4,354,191	—

(i)	The amounts are equivalent to US$898,000 thousand, with the PTAX conversion rate of September 29,2023 being R$4.8413.

f) Fair value and exposure to financial risk

The fair value of loans is determined by discounting future cash flows at their implied discount rate. Due to the use of unobservable inputs, including own credit risk, they are classified as fair value at level 2 of the hierarchy (Note 5.12).

Details of the Company's exposure to risks arising from loans are shown in Note 5.12.

5.5. LEASES

Accounting policy:

Upon inception or modification of a contract, the Company assesses whether the contract is or contains a lease.

The lease liability is initially measured at the present value of the lease payments that are not made on the commencement date, discounted at the interest rate implicit in the lease or, if that rate cannot be determined easily, at the Company's incremental borrowing rate. The Company generally uses its incremental borrowing rate as the discount rate.

The lease payments included in calculating the lease liability are as follows:

i. fixed payments, including fixed payments in essence;

ii. index or rate dependent variable lease payments, which are initially calculated using the index or rate at the start date;

iii. amounts expected to be paid by the lessee under residual value guarantees; and

iv. the purchase option exercise price if the lessee is reasonably certain to exercise that option, and the payment of lease termination penalties if the lease term reflects the lessee's option to terminate the lease.

To calculate the incremental borrowing rate, the Company:

i. where possible, uses the most recent third-party financing received by the individual tenant as a starting point, adjusted to reflect changes in financing terms since the third-party financing was received;

ii. uses an accrual approach that begins with a credit risk-adjusted risk-free interest rate for leases held by the Company that have not had any recent third-party financing; and

iii. makes specific adjustments to the lease, e.g., term, country, currency and security.

The incremental (nominal) interest rate used by the Company and its subsidiaries was determined based on interest rates, adjusted for functional currency and the terms of its contracts. Rates between 8.23% and 13.73% were used, according to the term and currency of each contract.

In addition, for the measurement of the lease liability, the Company may account for two or more contracts together provided that:

i. have been entered into with the same counterparty or related party of the counterparty; and

ii. have been concluded at close dates; or

iii. if the contracts cannot be understood without joint consideration; or

iv. if they have performance obligations/ interrelated consideration in contracts; or

v. if the rights to use the transferred underlying assets in the contracts constitute a single component of the lease.

Variable lease payments that do not depend on an index or rate are recognized as expenses in the period in which the event or condition that generates these payments occurs.

The Company is exposed to potential future increases in variable lease payments based on an index or rate, which are not included in the lease liability until they come into effect. When adjustments to lease payments based on an index or rate come into effect, the lease liability is revalued and adjusted against the right of use asset.

Lease payments are allocated between the principal and the financial cost. The financial cost is debited to profit over the lease period to produce a constant periodic interest rate on the remaining balance of the liability in each period.

Payments associated with short-term leases of equipment and vehicles and all leases of low value assets are recognized by the linear method as an expense in the result. Short-term leases are leases with a lease term of 12 months or less. Low-value assets comprise IT equipment and small items of office furniture.

In determining the term of the lease, the Company considers all facts and circumstances that create an economic incentive to exercise the option of extension, or not to exercise the option of termination. Extension options (or periods after termination options) are only included in the lease term if there is reasonable certainty that it will be extended (or not terminated).

For warehouse rentals, retail stores and equipment, the following factors are usually the most relevant:

• If there are significant penalties to terminate (or not extend), the group is usually reasonably certain to extend (or not terminate).

• If any improvements in leased properties are expected to have a significant remaining value, the Company typically has a reasonable certainty of extending (or not terminating).

• Otherwise, the Company considers other factors, including historical rental durations and the costs and business interruption necessary to replace the leased asset.

Most of the extension options in offices and car rentals were not included in the rental liability because the Company could replace the assets without significant cost or business interruption.

The subsequent valuation of the lease liability is at amortized cost, using the effective interest rate method. It is revalued when there is a change in future lease payments resulting from a change in index or rate, if there is a change in the amounts expected to be paid according to the residual value guarantee, if the Company changes its valuation, one the option will be exercised in the purchase, extension or termination or if there is an essentially fixed revised lease payment.

Balance as of January 1, 2022	3,267,678
Business combination	174,229
Additions	224,714
Write-offs	(116,157)
Interest	377,449
Repayment of principal	(400,248)
Payment of interest	(211,611)
Monetary adjustment	221,077
Transfers between liabilities	(4,973)
Balance as of December 31, 2022	3,532,158
Additions(i)	1,923,138
Write-offs	(15,329)
Interest	458,507
Repayment of principal	(490,012)
Payment of interest	(236,948)
Monetary adjustment	104,280
Balance as of December 31, 2023	5,275,794

Current	733,063
Non-current	4,542,731
5,275,794

(i)	The addition of the period is mainly composed of the contract related to the charter of the floating storage and regasification unit (“FSRU”) see note 2.

The lease agreements have different terms, with the last due date occurring in December 2058. The amounts are updated annually by inflation indexes (such as IGPM and IPCA) or may incur interest calculated based on the TJLP or CDI and some of the contracts have renewal or purchase options that were considered in determining the term and classification as finance lease.

In addition to the amortization and appropriation of interest and exchange variation highlighted in the previous tables, the following impacts on income were recorded for the other lease contracts that were not included in the measurement of lease liabilities.

	12/31/2023	12/31/2022	12/31/2021
Variable lease payments not included in the recognition of lease obligations	43,115	56,612	35,482
Expenses related to short-term leases	37,739	14,986	30,507
Low asset leasing costs, excluding short-term leases	5,376	1,445	978
	86,230	73,043	66,967
5.6. DERIVATIVE FINANCIAL INSTRUMENTS

Accounting policy:

Initial recognition of derivatives at fair value occurs on the date a derivative contract is entered into, and derivatives are subsequently remeasured at fair value at the end of each reporting period. Whether subsequent changes in fair value are recorded depends on whether the derivative is designated as a hedging instrument and, if so, the nature of the item being hedged. The Company identifies certain derivatives as:

i. fair value hedge of recognized assets or liabilities or of a firm commitment (fair value hedge); or

ii. hedge of a particular risk associated with the cash flows of recognized assets and liabilities and highly probable forecasted transactions (cash flow hedge).

At the inception of the hedging relationship, the Company documents the economic relationship between the hedging instruments and the hedged items, including expected changes in the cash flows of the hedging instruments. The Company documents its risk management objective and strategy for hedging transactions. Changes in the fair value of any derivative instrument that do not qualify for hedge accounting are immediately registered in the income statement and included in other financial revenue (expenses).

The fair values of derivative financial instruments designated in hedging relationships are disclosed below. The total fair value of a hedging derivative is classified as a non-current asset or liability when the remaining maturity of the hedged item is greater than 12 months; it is classified as a current asset or liability when the remaining maturity of the hedged item is less than 12 months.

The Company evaluates, both at the beginning of the hedging relationship and on an ongoing basis, whether the hedging instruments are anticipated to be highly effective in offsetting changes in the fair value or cash flows of the respective attributable hedged items. The actual results of each hedge for the hedged risk fall between 60% and 140%.

The Company maintains a portfolio of energy contracts (purchase and sale) designed to meet supply and demand for energy consumption or supply. In addition, there is a portfolio of forward positions comprising contracts. There is no purchase commitment associated with this portfolio's sales contract.

Taking into account its policies and risk limits, the Company has the flexibility to manage the contracts in this portfolio in order to profit from changes in market prices. This portfolio contains contracts that may be settled net in cash or another financial instrument (for example: by entering an offsetting contract with the counterparty; or by "unwinding a position" from the contract prior to its exercise or expiration; or shortly after purchase, selling for the purpose of generating a profit from short-term fluctuations in price or gain on resale margin).

These energy purchase and sale transactions occur on an active market and qualify as financial instruments because they are settled at net cash value and are easily convertible to cash. These contracts are treated as derivatives and are recognized in the financial position at fair value on the date the derivative is entered into and remeasured at fair value on the financial position date.

Financial assets and liabilities are offset, and the net amount is reported in the financial position, when there is a legal right to offset the recognized amounts and intent to settle them on a net basis, or when the asset is realized and the liability is settled simultaneously. The legal right must be enforceable in the ordinary course of business and in the event of default, insolvency, or bankruptcy of the Company or the counterparty.

The estimated fair value of these derivatives is based in part on price quotations published in active markets, to the extent that such observable market data exists, and in part on valuation techniques that take into account: (i) prices established in recent purchase and sale transactions, (ii) margin of risk in the supply, and (iii) projected market price in the availability period. A fair value gain or loss is recognized at the end of the reporting date whenever the fair value at initial recognition for these contracts differs from the transaction price.

A financial asset previously accounted for in accordance with IFRS 9 may become an investee accounted for by equity when:

• the investor acquires an additional stake; or

• There is a change in circumstances that results in obtaining significant influence or joint control.

The Company uses swap instruments, whose fair value is determined from discounted cash flows discounted cash flows based on market curves, to hedge the exposure to foreign exchange risk and exposure to foreign exchange risk and interest and inflation risk. The consolidated data are presented below:

	Notional		Fair value
	12/31/2023	12/31/2022	12/31/2023	12/31/2022
Exchange rate derivatives
Forward agreements (i)	6,716	53,012	(147)	(485)
FX option agreements	363,098	676,214	30,677	25,360
	369,814	729,226	30,530	24,875
Commodity derivatives
Contracts for gas options	28,494	—	4,333	—
Option agreements (ii)	—	—	—	21,744
	28,494	—	4,333	21,744
Foreign exchange and interest rate risk
Swap agreements (interest) (iii)	7,209,400	9,255,278	(10,686)	(155,518)
Swap agreements (interest and FX) (iv)	18,260,969	17,191,070	(1,546,736)	790,840
Forward agreements (interest and FX) (v)	8,985,594	12,811,427	(939,559)	760,152
Swap agreements (interest and inflation) (iii)	14,307,844	10,070,343	853,639	(500,444)
	48,763,807	49,328,118	(1,643,342)	895,030
Share price risk
Swap agreements - (TRS) (vi)	1,775,341	1,515,827	88,297	43,130
Call Spread (v)	5,594,212	5,594,212	366,296	1,954,493
Collar (Vale Shares) (v)	13,114,720	16,931,662	285,540	(4,078,452)
	20,484,273	24,041,701	740,133	(2,080,829)
Total financial instruments			(868,346)	(1,139,180)
Current assets			202,399	1,086,698
Non-current assets			2,344,400	3,065,054
Current liabilities			(1,250,520)	(1,039,357)
Non-current liabilities			(2,164,625)	(4,251,575)
Total			(868,346)	(1,139,180)

(i)	To hedge exposures and expenses in foreign currency, the Company and its subsidiaries have foreign exchange forward agreements and/or options indexed to foreign exchange.
(ii)	Call options on Brent for hedging purposes, intended to provide protection in the event that the commodity's price rises above the agreed-upon price due to the Ukraine-Russia war.
(iii)	The Company structured derivatives to protect against exposure to pre-fixed interest in Reais in order to convert such debt into post-fixed debt.
(iv)

The Company and its subsidiary Rumo conduct interest and foreign exchange swap operations, making the Company active in U.S. Dollar + fixed interest and passive in a portion of the CDI. In interest and inflation Swap operations, the Company is active in Extended National Consumer Price Index (Índice Nacional de Preços ao Consumidor Amplo) ("IPCA") + fixed interest and passive in CDI percentage.

(v)	The Company structured derivatives, as described in Note 1.1, to protect against price fluctuations in Vale’s shares.
(vi)	The Company entered into a Total Return Swap ("TRS") agreement with commercial banks. According to the TRS, which will have a financial settlement, Cosan will receive the return on the price variation of CSAN3 shares, adjusted for dividends for the period, and will pay annual interest referenced to CDI + Spread. The contracted equivalent quantity of CSAN3 shares with TRS was 97,215,812 shares, and the initial total was R$1,265,790. The Company's mark-to-market result for financial revenue as of December 31, 2023 was R$83,390 (a financial revenue of R$375,693 as of December 31, 2022).

Below, we demonstrate the opening value of derivative debt and non-debt derivative financial instruments:

	Note	12/31/2023	12/31/2022
Derivative financial instruments	5.12	(990,764)	(1,228,928)
Non-derivative financial instruments		122,418	89,748
		(868,346)	(1,139,180)

Derivatives are only used for economic hedging purposes and not as speculative investments.

a)	Fair value hedge
The Company adopts fair value hedge accounting for some of its operations, both the hedging instruments and the hedged items are measured and recognized at fair value through profit or loss.
There is an economic relationship between the hedged item and the hedging instrument because the terms of the interest and FX rate swap correspond to the terms of the fixed-rate loan, i.e., notional amount, term, and payment. Since the underlying risk of the interest and FX rate swap is identical to the hedged risk component, the Company has established a hedge ratio of 1:1 for its hedging relationships. The Company employs the discounted cash flow method and compares changes in the fair value of the hedging instrument with changes in the fair value of the hedged item attributable to the hedged risk in order to evaluate the effectiveness of the hedge. According to the Company's assessment, the sources of hedge ineffectiveness that are most likely to impact the hedge relationship during its term are: (i) a reduction or change in the hedged item; and (ii) a change in the Company's or the contracted swap counterparty's credit risk. The following amounts were associated with the items designated as hedging instruments:

		Registered value		Accumulated fair value adjustment
	Notional	12/31/2023	12/31/2022	12/31/2023	12/31/2022
FX rate risk hedge
Designated items
Senior notes 2028 (Rumo Luxembourg)	(2,791,600)	(2,178,449)	(2,196,083)	167,874	(336,161)
Senior notes 2032 (Rumo Luxembourg)	(2,259,375)	(2,066,885)	(2,124,051)	126,408	(629,220)
NCE U.S.$ (Rumo Malha Norte)	(483,400)	(487,544)	—	3,147	—
PPE 1 – (Moove)	—	—	(156,884)	—	2,389
PPE 2 – (Moove)	—	—	(104,667)	—	2,624
Total debt	(5,534,375)	(4,732,878)	(4,581,685)	297,429	(960,368)
Derivative financial instruments
Swaps Senior Notes 2028 (Rumo Luxembourg)	2,791,600	(460,939)	(418,674)	42,265	685,200
Swaps Senior Notes 2032 (Rumo Luxembourg)	2,259,375	(239,630)	(128,986)	110,644	804,558
Swap exchange rate and interest (Rumo Malha Norte)	483,400	5,293	—	(5,293)	—
SWAP - PPE 1 (Moove)	—	—	(11,079)	—	(11,079)
SWAP - PPE 2 (Moove)	—	—	(7,067)	—	(7,067)
Total derivatives	5,534,375	(695,276)	(565,806)	147,616	1,471,612
Total	—	(5,428,154)	(5,147,491)	445,045	511,244

		Registered value		Accumulated fair value adjustment
	Notional	12/31/2023	12/31/2022	12/31/2023	12/31/2022
Interest rate risk hedge
Designated items
5th issue - single series (Comgás)	—	—	(907,366)	—	(33,892)
BNDES Project VIII (Comgás)	(1,000,000)	(803,990)	(851,689)	54,807	70,260
Debentures (Rumo)	(7,485,276)	(7,973,671)	(5,755,679)	397,073	(327,290)
Finem (Rumo)	(28,107)	(36,301)	(28,115)	971	(1,644)
CCB (Rumo)	(975,292)	(954,205)	(785,366)	(10,088)	(4,418)
Total debt	(9,488,675)	(9,768,167)	(8,328,215)	442,763	(296,984)
Derivative financial instruments
Swaps 5th issue - single series (Comgás)	—	—	221,000	(221,000)	1,248
BNDES Project VIII (Comgás)	1,000,000	(56,085)	(90,193)	34,108	(61,242)
Swaps Debenture (Rumo)	7,485,276	559,964	(148,662)	(708,626)	72,856
Finem (Rumo)	28,107	1,600	(558)	(2,158)	558
CCB (Rumo)	975,292	(15,221)	(6,976)	8,245	6,976
Derivative total	9,488,675	490,258	(25,389)	(889,431)	20,396
Total	—	(9,277,909)	(8,353,604)	(446,668)	(276,588)

b) Fair value options

Certain derivative instruments were not designated to documented hedging structures.

The Company chose to designate the hedged liabilities (hedge objects) to be recorded at fair value through profit or loss. Considering that derivative instruments are always accounted for at fair value through profit or loss, the accounting effects are the same as those that would be obtained through hedging documentation:

			Registered Value		Accumulated fair value
		Notional	12/31/2023	12/31/2022	12/31/2023	12/31/2022
FX rate risk
Items
Senior Notes 2027 (Cosan Luxembourg)	U.S.$ + 7.0%	(1,897,790)	(2,016,330)	(3,587,265)	528,855	967,778
Export Credit Agreement (Rumo)	EUR + 0.58%	(38,054)	(48,849)	(68,455)	(1,444)	377
Resolution 4131 (Rumo)	U.S.$ + 2.20%	—	—	—	—	247
Resolution 4131 (Comgás - 2021)	U.S.$ + 1.60%	(407,250)	(362,774)	(377,705)	2,106	15,545
Resolution 4131 (Comgás - 2022)	U.S.$ + 2.51%	(1,097,400)	(943,486)	(1,000,957)	33,324	51,798
Resolution 4131 (Comgás - 2022)	U.S.$ + 4.76%	(749,310)	(734,191)	—	(5,468)	—
Resolution 4131 (Comgás - 2018)	U.S.$ + 4.32%	—	—	(395,285)	—	(2,680)
Total		(4,189,804)	(4,105,630)	(5,429,667)	557,373	1,033,065

Derivative instruments
Swap Senior Notes 2027 (Cosan Luxembourg)	113.15% CDI	1,897,790	(46,214)	1,285,454	(379,397)	(736,466)
FX and interest rate swaps (Rumo)	108% CDI	38,054	9,316	15,468	6,153	15,067
FX and interest rate swaps (Rumo)	118% CDI	—	—	—	—	47,527
Resolution 4131 (Comgás - 2021)	CDI + 1.25%	407,250	(63,184)	(50,245)	(12,939)	(88,612)
Resolution 4131 (Comgás - 2022)	CDI + 1.20%	1,097,400	(212,180)	(160,369)	(51,811)	(217,215)
Resolution 4131 (Comgás - 2023)	CDI + 1.30%	749,310	(22,611)	—	(22,611)	—
Resolution 4131 (Comgás - 2018)	107.9% CDI	—	—	123,760	(123,760)	(61,685)
Total derivatives		4,189,804	(334,873)	1,214,068	(584,365)	(1,041,384)
Total		—	(4,440,503)	(4,215,599)	(26,992)	(8,319)

			Registered Value		Accumulated fair value adjustment
		Notional	12/31/2023	12/31/2022	12/31/2023	12/31/2022
Interest rate risk
Items
Debenture 4th issue - 3rd series (Comgás)	IPCA + 7.36%	(114,818)	(80,960)	(114,014)	(708)	(114,014)
Debenture 6th issue - single series (Comgás)	IPCA + 4.33%	(523,993)	(554,147)	(523,837)	3,509	(523,837)
Debenture 9th issue - 1st series (Comgás)	IPCA + 5.12%	(500,000)	(550,342)	(491,153)	19,868	(6,179)
Debenture 9th issue - 2nd series (Comgás)	IPCA + 5.22%	(500,000)	(533,854)	(467,841)	34,919	9,737
BNDES Projects VI and VII (Comgás)	IPCA + 4.10%	(160,126)	(112,946)	(131,885)	(150)	(131,885)
BNDES Project VIII (Comgás)	IPCA + 3.25%	(870,149)	(743,674)	(801,812)	5,967	(801,812)
BNDES Project IX (Comgás)	IPCA + 5.74%	(565,582)	(598,752)	(544,925)	(19,875)	(544,925)
Debenture (Rumo)	IPCA + 4.68%	(300,000)	(396,201)	(518,680)	13,474	(6,070)
Debenture (Rumo)	IPCA + 4.50%	(600,000)	(774,939)	(704,954)	34,721	(34,745)
Total		(4,134,668)	(4,345,815)	(4,299,101)	91,725	(2,153,730)
Derivative instruments
Debenture 4th issue - 3rd series (Comgás)	94.64% CDI	—	—	—	—	(3,900)
Debenture 4th issue - 3rd series (Comgás)	112.49% CDI	114,818	4,567	(778)	5,345	(5,096)
Debenture 6th issue - single series (Comgás)	89.9% CDI	523,993	20,116	(10,419)	30,535	(26,161)
Debenture 9th issue - 1st series (Comgás)	109.20% CDI	500,000	42,093	(17,705)	59,798	(37,517)
Debenture 9th issue - 2nd series (Comgás)	110.60% CDI	500,000	26,901	(40,441)	67,342	(53,304)
BNDES Projects VI and VII (Comgás)	87.50% CDI	160,126	64	(2,046)	2,110	(6,923)
BNDES Project VIII (Comgás)	82.94% CDI	870,149	(6,578)	(21,039)	14,461	(48,613)
BNDES Project IX (Comgás)	98.9% CDI	565,582	46,904	(6,632)	53,536	(6,632)
Debenture (Rumo)	107% CDI	300,000	81,885	76,194	(5,691)	(4,819)
Debenture (Rumo)	103% CDI	600,000	147,429	74,092	(73,337)	8,252
Total derivatives		4,134,668	363,381	51,226	154,099	(184,713)
Total		—	(3,982,434)	(4,247,875)	245,824	(2,338,443)

c) Cash flow hedge

Compass

Natural gas purchase and sale contracts

The indirect subsidiary Edge Comercialização S.A. entered natural gas purchase (JKM risk) and sale agreements (BRENT risk) with a third party and related party. To protect and mitigate the risks arising from fluctuations in natural gas indexes, the subsidiary designated this operation subject to hedge accounting for the respective cash flow protection.

In this contracting, the expected benefits are: reducing the financial risk associated with fluctuations in natural gas prices, avoiding fluctuations in the financial result of hedge instruments, protecting the subsidiary's margins, as well as maintaining predictability in its costs or revenues, ensuring greater stability in operating results.

Highly probable revenues in US dollars (Leasing)

The indirect subsidiary TRSP adopted a hedge accounting strategy to protect its results from exposure to variability in cash flows arising from the exchange rate effects of highly probable revenues in US dollars projected for a period of 20 years, through non-derivative hedging instruments – lease liabilities in US dollars already contracted.

Rumo

Investment costs

The subsidiary Rumo S.A contracted certain derivative instruments to protect certain investment costs contracted for the period of 2023 and opted to link the instruments to documented hedge structures:

As of December 31, 2023, there was no ineffective portion reclassified to profit or loss. The impacts recognized in the subsidiary's shareholders' equity and the estimated realization in shareholders' equity are shown below:

a) Composition

Financial instruments	Subsidiary	Risk	Unit	Notional R$	Fair value 12/31/2023	Book value 12/31/2023
Derivative futures	Compass	BRENT	Barrel	368,000	(2,843)	(2,843)
Leasing	Compass	FX rate	BRL	1,548,942	(18,071)	(18,071)
Effect on financial position				1,916,942	(20,914)	(20,914)

b) Movement

Financial instruments	Net financial result	Comprehensive income (i)	Gains or (losses) realized
Derivative futures (BRENT)	(9,785)	(2,843)	—
Derivative futures (JKM) (ii)	—	—	12,012
Leasing	—	(18,071)	—
NDF (Non deliverable forwards) (ii)	—	—	(2,280)
December 31, 2023	(9,785)	(20,914)	9,732
(i)	Effect of deferred income tax and social contribution is R$7,110.
(ii)	Operations settled in December 2023.

5.7. TRADE RECEIVABLES

Accounting policy:

Trade receivables are initially recognized at the unconditional consideration amount unless they contain significant financing components, in which case they are recognized at fair value. The Company holds trade receivables with the intention of collecting the contractual cash flows, and subsequently measuring them at amortized cost using the effective interest rate method.

For the purpose of estimating credit losses, trade receivables have been categorized according to their credit risk characteristics and days overdue. A loss allowance for anticipated credit losses is recognized as a component of selling expenses.

The expected loss rates are derived from historical credit losses incurred during the period. Historical loss rates may be modified to reflect current and forecasted information regarding macroeconomic factors that influence the ability of customers to settle receivables. The Company has determined that the implied interest rate in the agreement is the most significant factor, and as a result, it adjusts historical loss rates based on the anticipated changes to this factor.

	12/31/2023	12/31/2022
Domestic market	2,790,623	3,085,227
Unbilled receivables (i)	782,813	968,147
Foreign market - foreign currency	32,308	28,786
	3,605,744	4,082,160
Expected credit losses	(161,108)	(154,618)
	3,444,636	3,927,542
Current	3,330,488	3,769,908
Non-current	114,148	157,634
Total	3,444,636	3,927,542

(i)	Unbilled revenue refers to the portion of the monthly gas supply for which measurement and billing have not been completed.

The aging of accounts receivable is as follows:

	12/31/2023	12/31/2022
Not overdue	3,181,795	3,514,756
Overdue
Up to 30 days	203,143	376,868
From 31 to 60 days	48,968	40,389
From 61 to 90 days	18,146	20,254
More than 90 days	153,692	129,893
Expected credit losses	(161,108)	(154,618)
	3,444,636	3,927,542

Changes in the expected credit losses are as follows:

Balance as of January 1, 2022	(115,052)
Business combination	(31,923)
Provision / reversal	(28,463)
Foreign exchange	(4,905)
Write-offs	25,725
Balance as of December 31, 2022	(154,618)
Provision / reversal	(31,053)
Foreign exchange	1,353
Write-offs	23,210
Balance as of December 31, 2023	(161,108)
5.8. RELATED PARTIES

Accounting policy

Commercial operations, involving related parties, are carried out at normal market prices. Financial and corporate transactions are carried out in accordance with the contracts established between the parties. Outstanding balances at year end are not guaranteed, are not subject to interest and are settled in cash. There were no guarantees given or received on any accounts receivable or payable involving related parties. At the end of each period, an analysis of the recovery of amounts and receivables is carried out and for the years ended December 31, 2023 and 2022 no provision was recognized.

The Company has a Cost Sharing Agreement that outlines the sharing of activities and expenses, along with reimbursement guidelines and other commercial terms for the allocation of group expenses. These expenses are classified as intercompany transactions.

Balances and transactions between the Company and its subsidiaries, which are related parties, have been eliminated on consolidation and are not disclosed in this note.

a) Accounts receivable and payable with related parties:

	12/31/2023	12/31/2022
Current assets
Commercial operations
Raízen S.A. (i)	63,004	79,297
Elevações Portuárias S.A.	21,633	5,424
Aguassanta Participações S.A.	88	2,184
Termag - Terminal Marítimo de Guarujá S.A.	9,286	14,286
Vale S.A.	5,000	—
Norgás S.A.	8,976	—
Other	452	6,512
	108,439	107,703
Financial and corporate operations
Raízen S.A. (i)	36,032	20,586
Ligga S.A. (ii)	107,000	107,252
	143,032	127,838
Total current assets	251,471	235,541
Non-current assets
Commercial operations
Raízen S.A. (i)	—	47,731
Termag - Terminal Marítimo de Guarujá S.A.	36,952	43,810
	36,952	91,541
Financial and corporate operations
Raízen S.A. (i)	46,935	149,347
Other	4,733	113
	51,668	149,460
Total non-current assets	88,620	241,001
Related parties receivables	340,091	476,542

	12/31/2023	12/31/2022
Commercial operations
Raízen S.A. (i)	232,713	296,051
Termag - Terminal Marítimo de Guarujá S.A.	10,500	—
Aguassanta Participações S.A.	984	6,419
Vale S.A.	4,000	—
Other	39,542	20,569
	287,739	323,039
Financial and corporate operations
Raízen S.A. (i)	34,421	64,697
	34,421	64,697
Total current liabilities	322,160	387,736
Non-current liabilities
Financial and corporate operations
Raízen S.A. (i)	1,078	—
Total non-current liabilities	1,078	—

Payables to related parties	323,238	387,736

(i)

Current and non-current assets receivable from Raízen S.A. and its subsidiaries are, substantially, tax credits that will be reimbursed to the Company when realized. The preferred shares are used by Raízen to reimburse Cosan, with preferred dividends, when the net operating loss is consumed in Raízen.

Current liabilities represent Cosan S.A.'s obligation to reimburse Raízen S.A. and its subsidiaries for expenses related to settled legal disputes and other liabilities incurred prior to the formation of the joint venture.

(ii)	Advance for future capital increase.

b) Transactions with related parties:

	12/31/2023	12/31/2022	12/31/2021
Operating income
Raízen S.A. (i)	974,612	908,588	679,500
Elevações Portuárias S.A.	15,434	—	—
Vale S.A.	56,000	—	—
Other	—	6,910	—
	1,046,046	915,498	679,500
Purchase of products / inputs / services
Raízen S.A. (i)	(2,251,896)	(2,528,022)	(1,576,070)
Elevações Portuárias S.A.	(16,536)	—	—
Vale S.A.	(52,000)	—	—
Terminal Marítimo do Guarujá S.A.	(74,785)	—	—
	(2,395,217)	(2,528,022)	(1,576,070)
Shared income (expenses)
Elevações Portuárias S.A.	(753)	—	—
Raízen S.A.	(83,054)	(68,120)	(73,831)
Other	(2)	96	—
	(83,809)	(68,024)	(73,831)
Financial result
Raízen S.A.	—	(106)	4,937
Other	—	(92)	—
	—	(198)	4,937
Total	(1,432,980)	(1,680,746)	(965,464)

(i) The amount is related to the purchase of fuels and provision of logistics transport by the subsidiary Rumo.

c) Managers’ and directors’ compensation:

The Company has a compensation policy approved by the Board of Directors. Compensation of the Company’s key management personnel includes salaries, contributions to a post-employment defined benefit plan and share-based payment. We present below the consolidated balance as follows:

	12/31/2023	12/31/2022	12/31/2021
Short-term benefits to officers and directors	207,026	160,020	177,405
Share-based compensation	97,510	77,210	68,209
Long-term benefits to officers and directors	60,781	26,563	5,863
Post-employment benefits	2,888	2,039	750
	368,205	265,832	252,227

5.9. TRADE PAYABLES
Accounting policy: Due to the short-term nature of trade payables, their carrying amounts are the same as their fair values, and they are generally paid within 30 to 45 days of recognition.

	12/31/2023	12/31/2022
Material and services suppliers	3,110,114	2,923,486
Natural gas(i)/ transport and logistics suppliers	1,074,411	1,456,365
	4,184,525	4,379,851
Current	3,920,273	4,318,362
Non-current	264,252	61,489
Total	4,184,525	4,379,851

(i)	The open balance of natural gas supply primarily refers to the natural gas supply contracts with Petróleo Brasileiro S.A. (“Petrobras”).

The carrying amounts of suppliers and other payables are the same as their fair values due to their short-term nature.

5.10. SECTORIAL FINANCIAL ASSET AND LIABILITY

Accounting policy:

The purpose of sectoral financial assets and liabilities is to neutralize the economic impacts on the distributors' results, due to the difference between gas cost and tax rates contained in the ordinances issued by regulatory agencies, and those contemplated in the tariff, each adjustment/ tariff revision. These differences between the actual cost and the cost considered in the tariff adjustments generate a right as the realized cost is greater than that contemplated in the tariff, or an obligation, when the costs are lower than those contemplated in the tariff. The differences are considered in the subsequent tariff readjustment and become part of the rate readjustment index of the distributors.

In the case of distributors regulated by the Agência Reguladora de Serviços Públicos do Estado de São Paulo ("ARSESP"), as provided for in resolution 1010 of the ARSESP, any balances in the existing graphic accounts at the end of the concession will be indemnified to the distributors or returned to the users at the end of the concession period. The balance consists of: (i) the previous cycle (in amortization), which represents the balance approved by the ARSESP already contemplated in the tariff and (ii) the cycle in constitution, which are the differences that will be approved by the ARSESP in the next tariff adjustment.

In addition, this Deliberation addressed the balance in the current tax account, which accumulated amounts related to tax credits used by distributors, but which are essentially part of the tariff composition and must be passed on via tariff.

The subsidiaries Comgás and Necta recognize, as a result of the aforementioned deliberation, that there is no longer any material uncertainty that would prevent the recognition of sectorial financial assets and liabilities as amounts effectively receivable or payable. Thus, sectorial financial assets and liabilities are reflected in their financial statements.

However, for the other distribution companies, sectorial financial assets and liabilities will only be recognized after the decision of the regulatory body.

The following demonstrates the change in net sectorial financial assets (liabilities) for the year ending as of December 31, 2023:

	Sectorial Assets	Sectorial liabilities	Total
Balance as of January 1, 2022	558,310	(1,372,283)	(813,973)
Cost of gas (i)	(466,743)	—	(466,743)
Tax credits (ii)	—	16,876	16,876
Monetary update (iii)	80,996	(120,804)	(39,808)
Deferral of IGP-M (v)	110,013	—	110,013
Business combination	59,757	(140,405)	(80,648)
Balance as of December 31, 2022	342,333	(1,616,616)	(1,274,283)
Cost of gas (i) | (v)	27,954	—	27,954
Tax credits (ii)	12,425	(47,144)	(34,719)
Monetary update (iii)	49,098	(146,938)	(97,840)
Deferral of IGP-M (iv)	116,890	—	116,890
Balance as of December 31, 2023	548,700	(1,810,698)	(1,261,998)
Current	207,005	(70,013)	136,992
Non-current	341,695	(1,740,685)	(1,398,990)
Total	548,700	(1,810,698)	(1,261,998)

(i)	Refers to the difference between the cost of gas purchased and that contained in tariffs, which is fully classified as current assets since the regulator's deliberation calls for annual tariff recovery for the residential and commercial segments and quarterly tariff recovery for the other segments.

(ii)	Refers to the net value of tax credits in the year, as per deliberation no. 1,359 of December10, 2022.
(iii)	Recalculation of the gas current account and extemporaneous credit using the SELIC rate.
(iv)	Appropriation of the deferral of the IGP-M for the residential and commercial segments.
(v)	Includes the effects of R$34,193 on June 30, 2023, R$75,158 on September 26, 2023, and R$68,063 on November 24, 2023, referring to amounts redistributed to consumers.

In view of the public hearing held by ARSESP on January 9, 2023, related to the topic of returning PIS/COFINS credits to customers, resulting from the exclusion of ICMS from their bases, subsidiaries and sector representatives presented important contributions to be considered by the agency during the analysis period. According to deliberation No. 1,491 of January 24, 2024, the availability of the Detailed Report regarding the contributions received was extended by up to 120 days, counting from the day following the end date of the previous extension, that is, January 27, 2024. Therefore, until the analysis of these contributions by the regulatory agency is completed, the topic remains open and without any specification regarding next steps, thus having no impact on this financial statement.

5.11 FAIR VALUE MEASUREMENTS

Accounting policy:

When the fair value of financial assets and liabilities cannot be derived from active markets, their fair value is determined by means of valuation techniques, such as the discounted cash flow model. When possible, inputs to these models are obtained from observable markets; however, when this is not possible, some judgment is required to determine fair values. In determining data such as liquidity risk, credit risk, and volatility, judgment is required. Variations in these variables may impact the reported fair value of financial instruments.

Specific valuation techniques used to value financial instruments include:

i. the use of quoted market prices;

ii. for swaps we use the present value of estimated future cash flows based on observable market curves; and

iii. for other financial instruments we analyze the discounted cash flow.

Level 2 includes all resulting estimates of fair value when fair values are determined based on present values and discount rates are adjusted for counterparty or own credit risk.

The Company has an established control structure regarding the measurement of fair values.

Significant unobservable inputs and valuation adjustments are reviewed by Management on a regular basis. If third-party information, such as brokerage quotes or pricing services, is used to measure fair values, Treasury evaluates evidence obtained from third parties to support the conclusion that these valuations comply with the Company's policy, including the market level.

The Board of Directors is informed of significant valuation issues. When determining the fair value of an asset or liability, the Company makes extensive use of observable market data. A fair value hierarchy categorizes fair values into different levels based on the inputs used in valuation techniques, as follows:

• Level 1: inputs represent unadjusted quoted prices for identical instruments traded in active markets.

• Level 2: inputs consist of directly or indirectly observable data (excluding Level 1 data), including quoted prices for similar financial instruments traded in active markets, quoted prices for identical or similar financial instruments traded in inactive markets, and other observable market data. The fair value of the Company's majority of investments in securities, derivative contracts, and bonds.

• Level 3: inputs for the asset or liability that are not based on market data that are observable (unobservable inputs). Due to the lack of market activity on these instruments or related observable data that can be corroborated at the measurement date, Management is required to make its own assumptions about unobservable inputs.

If the inputs used to measure the fair value of an asset or liability fall into different levels of the fair value hierarchy, then the entire fair value measurement is classified at the same level as the lowest-level entry that is significant to the entire measurement. Among the specific techniques used to value financial instruments are:

i. use of quoted market prices;

ii. fair value is determined by discounting estimated future cash flows to the present. Future cash flow estimates with a variable interest rate are based on quoted swap rates, futures prices, and interbank lending rates. When pricing interest rate swaps, estimated cash flows are discounted using a yield curve constructed from similar sources and reflecting the relevant benchmark interbank rate used by market participants for this purpose. The fair value estimate is subject to a credit risk adjustment that reflects the credit risk of the Company and its counterparty; this adjustment is computed using the credit spreads derived from the current credit default swap; and.

iii. analysis of the discounted cash flow for other financial instruments.

All resulting fair value estimates are included in level 2, except for contingent consideration payables for which fair values have been determined using present values and discount rates adjusted for counterparty or own credit risk.

The carrying amounts and fair value of consolidated assets and liabilities are as follows:

		Carrying amount		Assets and liabilities measured at fair value
		12/31/2023	12/31/2022	12/31/2023			12/31/2022
	Note			Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets
Investment funds	5.2	3,298,142	1,304,332	—	3,298,142	—	—	1,304,332	—
Marketable securities	5.3	3,503,961	22,099,766	—	3,503,961	—	19,586,193	2,513,573	—
Other financial assets		3,113	89,238	3,113	—	—	89,238	—	—
Investment properties (i)	11.5	15,976,126	14,103,060	—	—	15,976,126	—	—	14,103,060
Derivate financial instruments	5.6	2,546,799	4,151,752	—	2,546,799	—	—	4,151,752	—
Total		25,328,141	41,748,148	3,113	9,348,902	15,976,126	19,675,431	7,969,657	14,103,060
Liabilities
Loans, financing and debentures (ii)	5.4	(56,904,654)	(52,987,216)	—	(22,952,492)	—	—	(31,367,019)	—
Derivative financial instruments	5.6	(3,415,145)	(5,290,932)	—	(3,415,145)	—	—	(5,290,932)	—
Total		(60,319,799)	(58,278,148)	—	(26,367,637)	—	—	(36,657,951)	—

(i)

The fair value of investment properties was determined using the direct comparative method of market data applied to transactions involving similar properties (type, location, and quality of property) and, to a lesser extent, sales quotes for potential transactions involving comparable assets (level 3). The methodology used to determine fair value incorporates direct comparisons of market information, such as market research, homogenization of values, spot market prices, sales, distances, facilities, access to land, topography and soil, land use (crop type), and rainfall, among other data, in accordance with the standards issued by the Brazilian Association of Technical Standards ("ABNT"). The discount rates used vary between 11.12% p.a. and 11.20% p.a. as of December 31, 2023 (11.20% to 13.75% p.a. as of December 31, 2022).

For fair value assessments of investment properties in the periods between annual assessments, management considers regional market trends presented by the S&P Global Commodity Insights report for the Brazilian rural real estate market. If Management reasonably believes that property values have changed differently from the variation in the S&P Global Commodity Insights report, based on its understanding of current market conditions and evidence of proposals received for the assets, considerations may be made to determine fair value property market.

(ii)

The fair value of the Company’s loans does not differ significantly from their carrying value except for the debts that are designated at fair value through the result.

For debts having a market value quoted on the Luxembourg Stock Exchange the measurement of fair value for disclosure purposes is based on the quoted market price as follows:

Debt	Company	12/31/2023	12/31/2022
Senior Notes 2028	Rumo Luxembourg S.à r.l.	96.41%	95.04%
Senior Notes 2032	Rumo Luxembourg S.à r.l.	85.65%	80.36%
Senior Notes 2027	Cosan Luxembourg S.A.	100.92%	100.92%
5.12. FINANCIAL RISK MANAGEMENT

This note describes the group's exposure to financial risks and how these risks may affect future financial performance. To provide more context, current year profit or loss information has been included where applicable:

Risk	Exposure arising from	Measurement	Management
Market risk - foreign exchange	(i) Future commercial transactions. (ii) Recognized financial assets and liabilities not denominated in Reais.	(i) Cash flow forecasting (ii)Sensitivity analysis	Foreign currency
Market risk - interest	Cash and cash equivalents, securities, loans, borrowings and debentures, leases and derivative financial instruments.	(i) Sensitivity analysis	Interest rate swap
Market risk – price	(i) Future business transactions (ii) Investment in securities	(i) Cash flow forecasting (ii) Sensitivity analysis	(i) Future price of electricity (purchase and sale) (iii) Derivative protection for valuation and devaluation of shares
Credit risk	Cash and cash equivalents, marketable securities, trade receivables, derivatives, receivables from related parties, dividends and investment property	(i) Analysis by maturity (ii) Credit ratings	Availability and lines of credit
Liquidity risk	Loans, borrowings and debentures, accounts payable to suppliers, other financial liabilities, REFIS, leases, derivatives, payables to related parties and dividends.	(i) Cash flow forecasting	Availability and lines of credit

The Company's Management identifies, evaluates, and hedges financial risks in close collaboration with operating units. The Board of Directors provides written principles for managing global risk in addition to policies covering specific areas such as currency risk, interest rate risk, credit risk, use of derivative and non-derivative financial instruments, and excess investment of liquidity.

When all applicable criteria are satisfied, hedge accounting is used to eliminate the accounting mismatch between the hedging instrument and the hedged item. This will result in the effective recognition of interest expense at a fixed interest rate for hedged floating rate loans and inventory at the fixed foreign exchange rate for purchases hedged against foreign exchange risk.

The Company may opt for formal designation of new debt transactions for which it has swap-type derivative hedging instruments for foreign exchange rate variation and interest, as measured at fair value. The Fair Value Option is intended to eliminate inconsistencies caused by disparities between the measurement credits of certain liabilities and their hedging instruments. Consequently, both swaps and respective debts are now valued at fair value. This option is irrevocable and must be exercised upon the operation's initial accounting entry.

The policy of the Company is to maintain a sufficient capital base to foster the confidence of investors, creditors, and the market, and to ensure the business's future growth. Each of its businesses' rate of return on capital is monitored by Management.

An analysis of the risk exposure that Management intends to cover determines the use of financial instruments to protect against these areas of volatility.

a) Market risk

The objective of market risk management is to manage and control exposures to market risk within acceptable parameters, optimizing returns.

The Company uses derivatives to manage market risks. All these transactions are carried out within the guidelines defined by the Risk Management Committee. Generally, the Company seeks to apply hedge accounting to manage volatility in profit or loss.

i. Foreign exchange risk

As of December 31, 2023, and 2022, the Company had the following net exposure to foreign exchange variation on assets and liabilities denominated in US Dollars, Euros, Yen and Pound Sterling:

	12/31/2023	12/31/2022
Cash and cash equivalents	284,956	1,138,948
Trade payables	(441,768)	(97,259)
Loans, borrowings and debentures	(24,861,084)	(13,698,102)
Leases	(1,627,104)	(94,716)
Consideration payable	(203,094)	(223,960)
Derivative financial instruments (notional)	14,182,102	7,728,609
Foreign exchange exposure, net	(12,665,992)	(5,246,480)

The probable scenario considers the estimated foreign exchange rates, carried out by a specialized third party, at the maturity of transactions for companies with real functional currency (positive and negative, before tax effects), as follows:

			Scenarios
Instrument	Risk factor	Probable	25%	50%	(25%)	(50%)
Cash and cash equivalents	Low FX rate	43,130	116,704	190,278	(30,445)	(104,019)
Trade receivables	Low FX rate	252	2,234	4,217	(1,731)	(3,713)
Trade payables	High FX rate	(32)	(285)	(538)	221	473
Derivative financial instruments	Low FX rate	1,637,844	7,019,308	11,124,823	(1,168,664)	(5,211,482)
Loans, borrowings and debentures	High FX rate	(3,156,486)	(7,857,863)	(13,541,119)	3,606,358	9,319,729
Leases	High FX rate	(1,602,279)	(2,022,389)	(2,442,499)	(1,182,168)	(500,436)
Consideration payable	High FX rate	(6,658)	(14,979)	(23,301)	1,664	9,986
Effect on profit or loss before tax		(3,084,229)	(2,757,270)	(4,688,139)	1,225,235	3,510,538

The probable scenario considers the estimated exchange rates, made by a specialized third party, upon maturity of the transactions for the companies with functional currency Reais (positive and negative, before tax effects), as follows:

	Exchange rate sensitivity analysis
	12/31/2023	Scenarios
		Probable	25%	50%	(25%)	(50%)
US$	4.8413	5.0000	6.2500	7.5000	3.7500	2.5000
Euro	5.3516	5.6500	7.0625	8.4750	4.2375	2.8250
GBP	6.1586	6.5000	8.1250	9.7500	4.8750	3.2500
JPY	0.0342	0.0379	0.0473	0.0568	0.0284	0.0189

ii. Interest rate risk

The Company and its subsidiaries monitor fluctuations in variable interest rates associated with its loans and use derivative instruments to mitigate the risk associated with such fluctuations.

Below is a sensitivity analysis of interest rates on loans and financing and financial assets linked to the CDI rate with 25% and 50% pre-tax increases and decreases:

		Scenarios
Interest rate exposure	Probable	25%	50%	(25%)	(50%)
Cash and cash equivalents	1,341,723	1,677,154	2,012,584	1,006,292	670,861
Marketable securities	301,620	377,026	452,431	226,215	150,810
Restricted cash	20,131	25,164	30,197	15,098	10,066
Lease and concession in installments	(107,615)	(134,519)	(161,422)	(80,711)	(53,807)
Leases	(441,671)	(442,081)	(442,493)	(441,262)	(440,855)
Derivative financial instruments	(1,928,668)	1,463,062	1,184,732	1,171,704	2,301,380
Loans, borrowings and debentures	(2,031,467)	(3,271,263)	(3,793,309)	(2,227,171)	(1,705,125)
Other financial liabilities	(39,589)	(48,132)	(56,674)	(31,046)	(22,504)
Impacts on the income (loss) before taxes	(2,885,536)	(353,589)	(773,954)	(360,881)	910,826

The probable scenario considers the estimated interest rate, made by a specialized third party and the Central Bank of Brazil (Banco Central do Brasil or “BACEN”) as follows:

		Scenarios
	Probable	25%	50%	(25%)	(50%)
SELIC	10.08%	12.60%	15.13%	7.56%	5.04%
CDI	9.98%	12.48%	14.98%	7.49%	4.99%
TJLP462 (TJLP + 1% p.a.)	7.20%	8.75%	10.30%	5.65%	4.10%
TJLP	6.20%	7.75%	9.30%	4.65%	3.10%
IPCA	3.85%	4.82%	5.78%	2.89%	1.93%
IGP-M	3.34%	4.17%	5.01%	2.50%	1.67%
Fed Funds	4.25%	5.31%	6.38%	3.19%	2.13%
SOFR	4.20%	5.25%	6.30%	3.15%	2.10%
iii. Price risk

  Natural gas

Natural gas derivative transactions were conducted with bank counterparties and recognized at fair value through profit or loss, based on the difference between the contracted price and the market price of outstanding contracts as of the date of the statement of financial position.

These are our open positions in natural gas derivatives:

Instrument	Risk factor	Probable	25%	50%	(25%)	(50%)
Brent derivatives – options	Price variation US$/bbl	7,375	9,216	11,067	5,527	3,689

  Options

We use derivative financial instruments called options to limit our exposure to changes in the value of Vale shares. The widely accepted methodology used to calculate the fair value of options is based on the Black & Scholes pricing model. The values calculated in the sensitivity analysis of the framework mentioned reflect the impacts of the intrinsic values of the options as the shares appreciate or depreciate.

		Scenarios
Instrument	Interest	Probable	25%	50%	(25%)	(50%)
VALE3 (Collar) (i)	2.20%	7,788,856	8,158,058	8,434,888	7,361,797	7,006,051
VALE3 (Call Spread)	1.60%	563,903	826,670	1,004,452	272,147	72,611

(i) As mentioned in note 1.3 (c), 100% of Collar derivatives were settled in April 2024.

  Total Return Swap (TRS)

We are exposed to risks linked to CSAN3 share prices. To mitigate such exposures, total return swap derivatives of 96,185,412 shares of CSAN3 were contracted in which the Company receives the variation of the share price and proceeds on the active side and pays CDI + 1.65% on the passive side.

The sensitivity analysis considers the closing share price as shown below:

		Scenarios
Instrument	Probable	25%	50%	(25%)	(50%)
Value of the investment	41,557	470,525	941,049	(470,525)	(941,049)
Value of the share (CSAN3)	19.36	24.20	29.04	14.52	9.68

b) Credit risk

The Company’s regular operations expose it to the risk of default when customers, suppliers, and counterparties are unable to fulfill their financial commitments or other obligations. The Company seeks to mitigate this risk by conducting transactions with a diverse group of counterparties. However, the Company's operations remain susceptible to the unanticipated financial failures of third parties. The credit risk exposure was as follows:

	12/31/2023	12/31/2022
Cash and cash equivalents	14,658,481	13,301,716
Trade receivables	3,444,636	3,927,542
Marketable securities	3,503,961	2,513,574
Restricted cash	203,252	139,933
Derivative financial instruments	2,546,799	4,151,752
Receivables from related parties	340,091	476,542
Receivable dividends and interest on equity	255,777	161,147
Other financial assets	3,113	89,238
	24,956,110	24,761,444

The Company is exposed to risks related to its cash management activities and temporary investments.

The majority of liquid assets are invested in government bonds and other bank investments. The treasury department manages the credit risk of bank and financial institution balances in accordance with the Company’s policy.

The credit risk associated with lease receivables is divided into two customer categories: (i) Level 1 and (ii) Level 2. The majority of subsidiary investment properties are leased to customers classified as Level 1, with no history of late payments or default and a solid financial standing. To mitigate the credit risk associated with lease receivables, the Company's policy restricts its exposure to Level 2 customers. The risk associated with accounts receivable related to the sale of investment properties is mitigated by granting land ownership to the customer only after receiving a down payment for the transaction. In addition, the transfer of ownership is contingent upon receipt of all outstanding payments.

Only approved counterparties and within the credit limits assigned to each counterparty may invest surplus funds. Credit limits for counterparties are reviewed annually and may be modified throughout the period. The limits are established to minimize the concentration of risks and, consequently, to mitigate financial loss caused by potential counterparty default. The credit risk of cash and cash equivalents, marketable securities, restricted cash, and derivative financial instruments is determined by widely accepted market rating instruments and is structured as follows:

	12/31/2023	12/31/2022
AAA	20,475,536	16,769,858
AA	172,871	3,133,455
A	124,932	138,478
Not rated	139,154	65,184
	20,912,493	20,106,975

c) Liquidity risk

The Company's strategy for managing liquidity is to ensure, whenever possible, that it has sufficient liquidity to meet its liabilities when they are due, under normal and stressed conditions, without incurring unacceptable losses or risking reputational harm.

The Company's financial liabilities (based on contracted undiscounted cash flows) are categorized by maturity dates as follows:

	12/31/2023					12/31/2022
	Up to 1 year	From 1 to 2 years	From 3 to 5 years	Over 5 years	Total	Total
Loans, borrowings and debentures	(5,504,188)	(5,300,723)	(23,711,254)	(33,419,306)	(67,935,471)	(63,200,127)
Trade payables	(3,920,273)	(264,252)	—	—	(4,184,525)	(4,379,851)
Other financial liabilities	(476,895)	—	—	—	(476,895)	(924,562)
Installment of tax debts	(53,210)	(1,505)	(1,810)	(160,742)	(217,267)	(208,760)
Leases	(658,131)	(818,888)	(1,233,690)	(18,164,132)	(20,874,841)	(16,436,839)
Lease and concession in installments	(266,814)	(291,161)	(579,320)	—	(1,137,295)	(1,137,173)
Payables to related parties	(322,160)	—	—	—	(322,160)	(387,736)
Dividends payable	(549,054)	—	—	—	(549,054)	(892,006)
Derivative financial instruments	(2,149,524)	(1,327,485)	(3,146,345)	1,705,459	(4,917,895)	(84,126)
	(13,900,249)	(8,004,014)	(28,672,419)	(50,038,721)	(100,615,403)	(87,651,180)

d) Capital management risk

The group manages the capital structure and adjusts it considering changes in economic conditions and requirements of financial covenants. To maintain or adjust the capital structure, the Group may adjust the payment of dividends to shareholders, return capital to them or issue new shares. The Company monitors capital mainly through the leverage index, calculated as net debt on EBITDA. The group policy is to keep this index up to 3.3x, which represents the lowest covenants ratio of the group components.

The Company's policy is to maintain a solid capital base to foster the confidence of its parent companies, creditors, and the market, and to ensure the business's future growth.

To achieve this general objective, the Group’s capital management, among other things, aims to ensure compliance with the financial commitments associated with loans and borrowings that define capital structure requirements.